Employee Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 37,759	$ 32,906
Service cost	124	112	$ 75
Interest cost	895	929	1,017
Plan participants' contributions	24	22
Expenses	0	(8)	8
Benefits paid	(3,049)	(68)
Actuarial (gain)/loss	(3,844)	658
Foreign currency exchange rate changes	(1,864)	3,208
Benefit obligation at end of year	30,045	37,759	32,906
Switzerland
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	5,927	6,928
Service cost	138	243
Interest cost	47	54
Plan participants' contributions	83	120
Benefits paid	(77)	(76)
Actuarial (gain)/loss	(372)	(626)
Foreign currency exchange rate changes	(50)	303
Settlement	(409)	(1,019)
Prior service cost	(8)	0
Benefit obligation at end of year	$ 5,279	$ 5,927	$ 6,928